Schwab Capital Trust
Schwab International Opportunities Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 92.5% OF NET ASSETS

Argentina 0.9%
MercadoLibre, Inc. *	8,054	9,517,331

Australia 5.0%
Adbri Ltd.	9,208	12,108
AGL Energy Ltd.	10,548	57,205
Allkem Ltd. *	134,263	1,246,490
ALS Ltd.	330,794	3,069,095
Altium Ltd.	101,375	2,806,776
Alumina Ltd.	48,973	54,480
Amcor plc	28,258	337,546
AMP Ltd. *	16,292	15,455
Ampol Ltd.	6,578	142,650
Ansell Ltd.	1,972	39,412
APA Group	16,315	122,100
Appen Ltd.	185,596	339,308
Aristocrat Leisure Ltd.	15,372	371,130
Atlas Arteria Ltd.	12,441	60,506
Aurizon Holdings Ltd.	33,562	87,723
Bank of Queensland Ltd.	5,809	28,725
Beach Energy Ltd.	49,247	52,920
Bendigo & Adelaide Bank Ltd.	5,505	39,242
BHP Group Ltd.	145,255	5,087,140
BlueScope Steel Ltd.	10,952	149,347
Boral Ltd.	9,720	23,749
Brambles Ltd.	29,504	250,889
carsales.com Ltd.	88,123	1,426,732
Centuria Office REIT	1,819,879	2,066,120
Challenger Ltd.	7,221	37,020
Champion Iron Ltd.	268,425	1,365,874
Charter Hall Group	14,661	144,361
Charter Hall Long Wale REIT	822,865	2,662,975
Cleanaway Waste Management Ltd.	31,149	60,356
Cochlear Ltd.	1,855	280,247
Computershare Ltd.	18,278	307,835
Costa Group Holdings Ltd.	781,005	1,624,867
CSR Ltd.	14,497	54,255
Deterra Royalties Ltd.	8,146	28,263
Domino's Pizza Enterprises Ltd.	838	45,175
Downer EDI Ltd.	11,510	30,801
Endeavour Group Ltd.	32,278	151,563
Flight Centre Travel Group Ltd. *(a)	1,720	19,132
Goodman Group	56,970	812,596
Harvey Norman Holdings Ltd.	10,475	33,255
IDP Education Ltd.	140,256	3,121,179
Iluka Resources Ltd.	11,110	85,488
Inghams Group Ltd.	1,421,141	2,921,644
Insignia Financial Ltd.	5,619	13,949
James Hardie Industries plc	12,559	281,805
JB Hi-Fi Ltd.	3,259	112,053
Johns Lyng Group Ltd.	156,635	652,839
Lendlease Corp., Ltd.	2,087	12,744
SECURITY	NUMBER OF SHARES	VALUE ($)
Lynas Rare Earths Ltd. *	126,402	846,151
Magellan Financial Group Ltd.	9,354	59,463
Medibank Pvt Ltd.	179,240	373,408
Metcash Ltd.	17,549	52,005
Mirvac Group	82,001	132,482
National Storage REIT	1,050,028	1,728,070
NEXTDC Ltd. *	338,126	2,389,564
Northern Star Resources Ltd.	20,728	184,697
Nufarm Ltd.	3,357	14,126
Orica Ltd.	149,784	1,571,766
Orora Ltd.	16,435	34,775
OZ Minerals Ltd.	6,828	135,241
Perpetual Ltd.	2,841	51,470
Pilbara Minerals Ltd. *	74,901	254,807
Pinnacle Investment Management Group Ltd.	244,168	1,819,083
Platinum Asset Management Ltd.	35,592	54,357
Pro Medicus Ltd.	1,185	56,594
Qantas Airways Ltd. *	19,512	88,074
Qube Holdings Ltd.	35,891	78,044
REA Group Ltd.	1,563	140,157
Reece Ltd.	2,716	31,217
Region RE Ltd.	1,062,056	2,037,973
Rio Tinto Ltd.	9,936	891,629
SEEK Ltd.	6,309	109,265
Seven Group Holdings Ltd.	2,722	43,810
Sims Ltd.	4,729	51,347
Sonic Healthcare Ltd.	11,608	259,991
South32 Ltd.	81,910	262,843
Steadfast Group Ltd.	669,114	2,485,883
Stockland	60,498	169,048
Tabcorp Holdings Ltd.	65,467	48,694
Technology One Ltd.	136,992	1,416,415
Telstra Group Ltd.	67,389	194,767
The GPT Group	55,306	179,276
The Lottery Corp., Ltd. *	31,927	106,481
The Star Entertainment Grp Ltd. *	10,437	14,402
TPG Telecom Ltd.	5,112	17,482
Treasury Wine Estates Ltd.	9,876	101,730
Vicinity Ltd.	105,405	154,212
Washington H Soul Pattinson & Co., Ltd.	5,702	116,132
Wesfarmers Ltd.	21,952	773,955
Whitehaven Coal Ltd.	24,510	145,740
WiseTech Global Ltd.	4,228	183,324
Woodside Energy Group Ltd.	42,116	1,090,546
Worley Ltd.	4,638	50,914
		53,748,534

Austria 0.0%
ANDRITZ AG	761	45,509
Erste Group Bank AG	1,210	45,912
OMV AG	3,778	189,241
Telekom Austria AG *	2,982	20,044

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Verbund AG	1,202	102,342
Voestalpine AG	1,712	56,884
		459,932

Belgium 0.6%
Ackermans & van Haaren N.V.	201	34,784
Ageas S.A./N.V.	663	32,369
Anheuser-Busch InBev S.A./N.V.	76,400	4,611,636
D'ieteren Group	456	87,149
Elia Group S.A./N.V.	836	117,390
Etablissements Franz Colruyt N.V.	636	16,818
Euronav N.V. *	80,755	1,271,645
Groupe Bruxelles Lambert N.V.	385	32,935
Proximus SADP	2,541	26,038
Sofina S.A.	908	215,715
UCB S.A.	2,081	170,860
Umicore S.A.	4,446	168,079
Warehouses De Pauw CVA	3,889	123,327
		6,908,745

Brazil 0.4%
Cia Brasileira de Aluminio	743,100	1,859,104
Santos Brasil Participacoes S.A.	830,900	1,442,040
TOTVS S.A.	229,400	1,358,875
		4,660,019

Canada 6.7%
Agnico Eagle Mines Ltd.	6,488	366,396
Alamos Gold, Inc., Class A	257,350	2,839,351
Alimentation Couche-Tard, Inc.	20,489	935,637
Altus Group Ltd.	30,521	1,306,126
Aritzia, Inc. *	74,525	2,687,952
ATS Corp. *	39,682	1,606,904
Barrick Gold Corp.	26,669	521,534
BCE, Inc.	4,181	197,651
Boralex, Inc., Class A	492	13,767
Boyd Group Services, Inc.	12,528	1,915,898
Brookfield Infrastructure Corp., Class A	75,388	3,333,657
Canadian National Railway Co.	15,150	1,803,357
Canadian Natural Resources Ltd.	29,529	1,812,509
Canadian Tire Corp., Ltd., Class A	837	99,518
Canadian Utilities Ltd., Class A	1,725	47,943
Capstone Copper Corp. *	619,316	3,039,445
Cenovus Energy, Inc.	22,327	446,020
CGI, Inc. *	3,912	335,293
Constellation Software, Inc.	322	568,899
Dollarama, Inc.	6,913	413,414
ERO Copper Corp. *	100,833	1,655,857
Fairfax Financial Holdings Ltd.	721	477,327
Finning International, Inc.	121,895	3,439,133
Franco-Nevada Corp.	3,784	555,051
George Weston Ltd.	965	124,143
Hydro One Ltd.	4,341	118,692
IGM Financial, Inc.	3,338	104,188
Imperial Oil Ltd.	5,659	309,287
Innergex Renewable Energy, Inc.	280,748	3,338,043
Interfor Corp. *	34,512	690,214
Kinaxis, Inc. *	20,387	2,369,584
Loblaw Cos., Ltd.	2,373	212,590
Magna International, Inc.	6,160	399,910
Metro, Inc.	4,177	226,720
Mullen Group Ltd.	244,791	2,590,400
Open Text Corp.	149,151	5,002,900
Pason Systems, Inc.	234,047	2,775,741
Pet Valu Holdings Ltd.	47,879	1,431,818
Restaurant Brands International, Inc.	15,412	1,031,525
SECURITY	NUMBER OF SHARES	VALUE ($)
Ritchie Bros. Auctioneers, Inc.	21,423	1,295,475
Saputo, Inc.	3,080	84,908
Shaw Communications, Inc., Class B	7,283	216,758
Shopify, Inc., Class A *	22,912	1,128,874
SNC-Lavalin Group, Inc.	73,646	1,580,244
Spin Master Corp.	92,400	2,427,796
Stantec, Inc.	75,678	3,945,005
Suncor Energy, Inc.	32,697	1,134,830
SunOpta, Inc. *	259,327	2,118,702
The Descartes Systems Group, Inc. *	32,115	2,343,667
Thomson Reuters Corp.	10,875	1,293,672
Tourmaline Oil Corp.	7,259	338,304
Waste Connections, Inc.	4,389	582,407
Wheaton Precious Metals Corp.	8,926	408,145
Whitecap Resources, Inc.	260,467	2,170,966
		72,214,147

China 3.0%
Alibaba Group Holding Ltd. *	555,420	7,636,280
Bosideng International Holdings Ltd.	3,082,000	1,717,528
China Yongda Automobiles Services Holdings Ltd.	1,515,500	1,310,632
Kanzhun Ltd., ADR *	121,742	2,957,113
Kerry Properties Ltd.	12,500	31,693
Meituan, B Shares *	219,990	4,918,069
NIO, Inc., ADR *	91,441	1,103,693
Poly Property Services Co., Ltd., H Shares	389,600	2,763,540
Tencent Holdings Ltd.	79,000	3,849,584
Tongcheng Travel Holdings Ltd. *	1,078,000	2,442,543
Vipshop Holdings Ltd., ADR *	112,323	1,737,637
Xtep International Holdings Ltd.	1,576,500	2,102,040
		32,570,352

Denmark 2.1%
AP Moller - Maersk A/S, Class A	87	185,393
AP Moller - Maersk A/S, Class B	162	352,397
Carlsberg A/S, Class B	1,906	270,579
Coloplast A/S, Class B	3,829	462,292
Danske Bank A/S	2,060	42,917
Demant A/S *	2,243	63,492
DSV A/S	17,700	2,928,112
Genmab A/S *	7,665	3,003,886
GN Store Nord A/S	2,351	57,967
H Lundbeck A/S	3,243	12,050
ISS A/S *	78,674	1,720,105
Jyske Bank A/S *	40,684	2,934,266
NKT A/S *	39,209	2,446,714
Novo Nordisk A/S, Class B	44,726	6,189,621
Novozymes A/S, B Shares	4,404	229,169
Orsted A/S	4,450	396,281
Pandora A/S	2,812	234,158
Rockwool A/S, Class B	173	49,601
Royal Unibrew A/S	1,110	77,946
SimCorp A/S	1,126	78,854
Vestas Wind Systems A/S	17,314	506,635
		22,242,435

Finland 0.7%
Elisa Oyj	3,493	199,007
Fortum Oyj	7,275	109,360
Huhtamaki Oyj	44,557	1,666,559
Kesko Oyj, B Shares	6,077	141,554
Kojamo Oyj	6,231	95,675
Kone Oyj, B Shares	11,345	618,712
Metso Outotec Oyj	355,934	4,090,705
Neste Oyj	11,948	571,142

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Orion Oyj, B Shares	2,892	154,938
Stora Enso Oyj, R Shares	7,774	111,132
Valmet Oyj	4,658	146,274
Wartsila Oyj Abp	11,347	107,921
		8,012,979

France 8.3%
Accor S.A. *	176,120	5,716,497
Aeroports de Paris *	212	32,889
Airbus SE	8,665	1,086,295
Alstom S.A.	3,633	108,028
Alten S.A.	18,928	2,908,401
Amundi S.A.	1,536	100,562
ArcelorMittal S.A.	15,451	479,335
Arkema S.A.	1,129	114,241
BioMerieux	1,074	109,490
BNP Paribas S.A.	125,803	8,640,387
Bollore SE	10,064	56,312
Bouygues S.A.	3,721	122,584
Bureau Veritas S.A.	3,947	112,850
Capgemini SE	20,200	3,833,669
Carrefour S.A.	8,525	162,154
Cie de Saint-Gobain	7,997	459,277
Cie Generale des Etablissements Michelin S.C.A.	11,103	351,075
Covivio	356	24,437
Danone S.A.	55,600	3,049,063
Dassault Aviation S.A.	683	116,631
Dassault Systemes SE	9,894	367,967
Edenred	38,437	2,093,643
Eiffage S.A.	1,092	116,637
Elis S.A.	207,143	3,638,117
Eurazeo SE	3,204	224,752
Eurofins Scientific SE	8,476	607,981
Faurecia SE *	1,238	24,603
Gaztransport Et Technigaz S.A.	10,165	1,123,804
Gecina S.A.	521	61,712
Hermes International	2,413	4,515,951
Ipsen S.A.	905	95,057
JCDecaux SE *	910	20,592
Kering S.A.	18,083	11,283,009
Klepierre S.A. *	883	22,411
Korian S.A.	148,306	1,552,905
La Francaise des Jeux SAEM	2,450	104,831
L'Oreal S.A.	10,573	4,365,714
LVMH Moet Hennessy Louis Vuitton SE	4,815	4,203,378
Neoen S.A.	348	13,067
OVH Groupe SAS *	95,548	1,599,997
Publicis Groupe S.A.	46,170	3,256,815
Remy Cointreau S.A.	479	90,190
Rexel S.A. *	2,890	63,934
Rubis S.C.A.	114,251	3,197,347
Sartorius Stedim Biotech	709	247,319
SCOR SE	679	16,759
SEB S.A.	453	47,373
SOITEC *	12,672	1,921,917
STMicroelectronics N.V.	16,438	774,038
Teleperformance	849	236,011
TotalEnergies SE	45,079	2,786,818
UbiSoft Entertainment S.A. *	971	20,106
Valeo S.A.	203,450	4,446,350
Verallia S.A.	49,324	1,821,128
Vivendi SE	16,078	172,674
Wendel SE	1,384	146,549
Worldline S.A. *	126,300	5,729,711
		88,595,344

SECURITY	NUMBER OF SHARES	VALUE ($)
Germany 9.9%
1&1 AG	773	10,790
adidas AG	41,693	6,713,249
AIXTRON SE	75,380	2,245,988
Allianz SE	26,970	6,448,900
Aroundtown S.A.	4,419	12,303
BASF SE	16,647	954,463
Bayer AG	104,123	6,481,129
Bayerische Motoren Werke AG	65,100	6,631,388
Bechtle AG	732	30,847
Beiersdorf AG	2,679	325,706
Carl Zeiss Meditec AG, Class B	963	138,979
Commerzbank AG *	2,847	32,545
Continental AG	97,562	6,850,336
Covestro AG	4,565	210,193
CTS Eventim AG & Co., KGaA *	1,729	121,370
Daimler Truck Holding AG *	152,931	5,139,035
Delivery Hero SE *	95,693	5,785,299
Dermapharm Holding SE	49,061	2,036,478
Deutsche Lufthansa AG *	2,748	29,114
Deutsche Post AG	19,487	839,046
Duerr AG	59,149	2,256,765
DWS Group GmbH & Co. KGaA	1,646	59,205
Eckert & Ziegler Strahlen- und Medizintechnik AG	27,678	1,610,541
Evonik Industries AG	3,280	72,910
Evotec SE *	946	18,601
Fielmann AG	57,637	2,172,350
Fraport AG Frankfurt Airport Services Worldwide *	340	19,350
Fresenius Medical Care AG & Co. KGaA	98,500	3,699,135
Fresenius SE & Co. KGaA	204,900	5,938,178
Friedrich Vorwerk Group SE	56,123	765,087
FUCHS PETROLUB SE	1,104	36,537
GEA Group AG	4,558	205,657
Gerresheimer AG	25,496	1,885,534
HeidelbergCement AG	2,157	148,008
HelloFresh SE *	5,115	124,352
Henkel AG & Co. KGaA	56,455	3,772,224
Hugo Boss AG	33,769	2,293,258
Infineon Technologies AG	21,553	776,133
KION Group AG	1,015	40,871
Knorr-Bremse AG	1,107	72,761
LANXESS AG	369	18,417
LEG Immobilien SE	2,137	167,058
Mercedes-Benz Group AG	104,294	7,760,728
Merck KGaA	1,951	407,229
METRO AG *	1,642	16,179
MTU Aero Engines AG	896	223,922
Nemetschek SE	1,384	73,995
Norma Group SE	62,485	1,345,091
Novem Group S.A.	153,476	1,439,830
Puma SE	1,575	107,554
QIAGEN N.V. *	4,348	212,109
Rational AG	144	94,721
Rheinmetall AG	817	190,898
RTL Group S.A. *	1,010	49,006
RWE AG	14,123	628,740
SAP SE	41,200	4,883,846
Sartorius AG	28	10,309
Scout24 SE	1,990	115,854
Siemens AG	31,900	4,982,948
Siemens Energy AG *	8,486	177,432
Sixt SE	118	14,671
Telefonica Deutschland Holding AG	17,319	51,011
ThyssenKrupp AG *	331,814	2,606,682
United Internet AG	1,725	40,048
Vantage Towers AG	1,624	59,380

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Varta AG	331	10,077
Volkswagen AG	359	62,839
Wacker Chemie AG	359	54,259
Zalando SE *	77,133	3,597,098
		106,406,546

Hong Kong 1.4%
ASMPT Ltd.	191,000	1,577,588
BOC Aviation Ltd.	2,600	21,653
Budweiser Brewing Co. APAC Ltd.	50,300	158,712
Cafe de Coral Holdings Ltd.	1,288,000	2,254,835
Chow Tai Fook Jewellery Group Ltd.	49,000	104,892
CK Asset Holdings Ltd.	31,000	198,199
CK Infrastructure Holdings Ltd.	8,000	44,508
CLP Holdings Ltd.	29,500	219,183
ESR Group Ltd.	33,400	66,870
First Pacific Co., Ltd.	44,000	15,344
Hang Lung Properties Ltd.	14,000	26,398
Henderson Land Development Co., Ltd.	14,000	51,716
HKBN Ltd.	957,483	673,878
Hong Kong & China Gas Co., Ltd.	190,000	190,764
Hongkong Land Holdings Ltd.	2,700	13,200
Hysan Development Co., Ltd.	4,000	13,458
JS Global Lifestyle Co., Ltd.	31,000	37,488
Kerry Logistics Network Ltd.	9,500	18,551
Lenovo Group Ltd.	152,000	121,914
L'Occitane International S.A.	8,500	23,649
Man Wah Holdings Ltd.	40,800	47,170
MTR Corp., Ltd.	21,000	112,382
New World Development Co., Ltd.	5,000	14,944
Nexteer Automotive Group Ltd.	21,000	15,276
NWS Holdings Ltd.	16,000	15,079
Orient Overseas International Ltd.	4,000	66,491
PCCW Ltd.	55,000	27,025
Power Assets Holdings Ltd.	39,500	223,498
Prada S.p.A.	13,100	83,769
Samsonite International S.A. *	1,098,900	3,273,607
Sands China Ltd. *	27,600	103,502
Sino Land Co., Ltd.	75,927	98,665
SITC International Holdings Co., Ltd.	37,000	80,830
SUNeVision Holdings Ltd.	3,533,000	2,048,768
Swire Pacific Ltd., A Shares	6,500	59,565
Swire Pacific Ltd., B Shares	10,000	13,829
Swire Properties Ltd.	8,800	24,733
The Bank of East Asia Ltd.	7,652	9,830
The Wharf Holdings Ltd.	12,000	31,262
United Energy Group Ltd.	204,000	20,063
Vitasoy International Holdings Ltd.	6,000	12,747
VTech Holdings Ltd.	3,700	24,460
Want Want China Holdings Ltd.	83,000	54,058
WH Group Ltd.	188,500	116,090
Wynn Macau Ltd. *	16,800	19,228
Xinyi Glass Holdings Ltd.	63,000	134,135
Yue Yuen Industrial Holdings Ltd.	1,175,000	1,927,559
		14,491,365

India 1.6%
Axis Bank Ltd.	100,532	1,074,458
Max Healthcare Institute Ltd. *	635,914	3,441,587
Persistent Systems Ltd.	44,905	2,590,460
Prestige Estates Projects Ltd.	395,757	2,033,480
PVR Ltd. *	66,861	1,389,960
Varun Beverages Ltd.	146,225	2,053,642
WNS Holdings Ltd., ADR *	50,972	4,318,858
		16,902,445

SECURITY	NUMBER OF SHARES	VALUE ($)
Ireland 0.7%
Bank of Ireland Group plc	3,383	36,143
Glanbia plc	171,995	2,098,843
Kingspan Group plc	1,951	125,481
Ryanair Holdings plc, ADR *	55,221	4,999,157
Smurfit Kappa Group plc	3,906	164,150
		7,423,774

Israel 1.0%
Airport City Ltd. *	1,885	29,858
Alony Hetz Properties & Investments Ltd.	1,667	17,886
Amot Investments Ltd.	295,509	1,734,442
Ashtrom Group Ltd.	709	13,425
Azrieli Group Ltd.	889	57,263
Bezeq The Israeli Telecommunication Corp., Ltd.	43,284	71,731
Big Shopping Centers Ltd. *	217	21,817
CyberArk Software Ltd. *	10,119	1,425,565
Delek Group Ltd. *	185	20,086
Elbit Systems Ltd.	441	74,037
Energix-Renewable Energies Ltd.	2,550	8,442
Enlight Renewable Energy Ltd. *	1,314	27,313
Fattal Holdings 1998 Ltd. *	113	10,931
Fox Wizel Ltd.	162	14,652
ICL Group Ltd.	19,901	158,007
Inmode Ltd. *	99,497	3,487,370
Israel Corp., Ltd.	81	30,055
Kenon Holdings Ltd.	331	10,315
Maytronics Ltd.	1,166	14,213
Melisron Ltd.	349	24,403
Mivne Real Estate KD Ltd.	14,601	46,849
Mizrahi Tefahot Bank Ltd.	879	29,034
Nice Ltd. *	1,680	347,438
Nova Ltd. *(b)	351	31,906
Nova Ltd. *(b)	26,195	2,375,886
Paz Oil Co., Ltd. *	292	36,401
Sapiens International Corp. N.V.	633	14,171
Shikun & Binui Ltd. *	1,902	5,577
Shufersal Ltd.	3,020	16,946
Strauss Group Ltd.	1,100	28,146
Teva Pharmaceutical Industries Ltd. *	16,398	172,360
The First International Bank of Israel Ltd.	392	15,834
The Phoenix Holdings Ltd.	1,294	13,916
Tower Semiconductor Ltd. *	2,347	98,727
		10,485,002

Italy 2.2%
A2A S.p.A.	32,659	49,168
Amplifon S.p.A.	1,482	40,923
Banca Generali S.p.A.	71,542	2,639,291
Brembo S.p.A.	166,648	2,249,766
Buzzi Unicem S.p.A.	1,513	34,070
Davide Campari-Milano N.V.	9,149	98,142
De'Longhi S.p.A.	1,639	37,835
DiaSorin S.p.A.	106	13,799
Enel S.p.A.	132,673	781,195
Eni S.p.A.	46,595	717,014
Esprinet S.p.A.	160,737	1,274,702
Ferrari N.V.	19,251	4,810,520
FinecoBank Banca Fineco S.p.A.	3,350	60,139
Hera S.p.A.	16,462	47,289
Infrastrutture Wireless Italiane S.p.A.	4,317	47,309
Intercos S.p.A. *	112,983	1,629,947
Interpump Group S.p.A.	1,134	59,138
Intesa Sanpaolo S.p.A.	3,286,300	8,640,569
Italgas S.p.A.	8,967	52,490

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Leonardo S.p.A.	4,152	42,758
Mediobanca Banca di Credito Finanziario S.p.A.	3,218	34,593
Moncler S.p.A.	3,743	234,265
Pirelli & C S.p.A.	5,370	26,886
Poste Italiane S.p.A.	1,598	17,073
Prysmian S.p.A.	3,871	158,083
Recordati Industria Chimica e Farmaceutica S.p.A.	2,338	102,424
Reply S.p.A.	538	69,836
Telecom Italia S.p.A. *	96,610	27,815
Tenaris S.A.	7,184	127,306
		24,124,345

Japan 12.9%
ABC-Mart, Inc.	700	37,726
Acom Co., Ltd.	12,600	31,410
Activia Properties, Inc.	6	17,968
Advance Residence Investment Corp.	13	31,756
Advantest Corp.	4,800	344,069
AEON REIT Investment Corp.	17	18,789
AGC, Inc.	3,600	132,645
Aica Kogyo Co., Ltd.	1,200	29,020
Ain Holdings, Inc.	600	25,944
Air Water, Inc.	2,600	31,811
Aisin Corp.	2,100	61,269
Alfresa Holdings Corp.	2,900	36,299
Amada Co., Ltd.	9,000	80,845
Amano Corp.	1,800	32,933
ANA Holdings, Inc. *	1,900	42,052
Anritsu Corp.	3,500	33,528
Aozora Bank Ltd.	800	15,995
Ariake Japan Co., Ltd.	400	13,492
As One Corp.	500	22,413
Asahi Intecc Co., Ltd.	2,300	40,352
Asahi Kasei Corp.	19,200	145,491
Asics Corp.	161,200	3,836,645
ASKUL Corp.	1,100	14,540
Astellas Pharma, Inc.	29,600	435,716
Azbil Corp.	3,400	95,875
Bandai Namco Holdings, Inc.	5,800	387,868
BayCurrent Consulting, Inc.	129,700	5,513,488
Benefit One, Inc.	1,400	23,107
Benesse Holdings, Inc.	900	13,766
Bic Camera, Inc.	1,500	14,166
BIPROGY, Inc.	700	18,289
Brother Industries Ltd.	3,800	59,023
Calbee, Inc.	1,400	31,618
Canon Marketing Japan, Inc.	600	14,241
Canon, Inc.	16,900	375,051
Capcom Co., Ltd.	5,600	181,461
Casio Computer Co., Ltd.	4,200	43,416
Chugai Pharmaceutical Co., Ltd.	15,000	388,876
COMSYS Holdings Corp.	1,300	24,794
Comture Corp.	142,900	2,747,610
Concordia Financial Group Ltd.	5,400	23,730
Cosmo Energy Holdings Co., Ltd.	1,100	30,848
Cosmos Pharmaceutical Corp.	300	29,312
Credit Saison Co., Ltd.	900	11,791
CyberAgent, Inc.	9,000	84,168
Dai Nippon Printing Co., Ltd.	5,200	122,770
Daicel Corp.	4,000	29,513
Daido Steel Co., Ltd.	500	18,905
Daifuku Co., Ltd.	2,742	150,985
Daiichikosho Co., Ltd.	800	24,875
Daikin Industries Ltd.	4,400	764,256
Daio Paper Corp.	1,200	9,259
Daito Trust Construction Co., Ltd.	1,700	167,992
SECURITY	NUMBER OF SHARES	VALUE ($)
Daiwa Office Investment Corp.	2	9,418
Daiwa Securities Group, Inc.	8,000	37,753
Daiwa Securities Living Investments Corp.	18	15,061
Dena Co., Ltd.	900	12,620
Denka Co., Ltd.	1,400	29,042
Dentsu Group, Inc.	3,300	106,289
Descente Ltd.	1,100	30,472
DIC Corp.	700	13,014
Digital Arts, Inc.	50,100	2,237,823
Disco Corp.	700	210,303
DMG Mori Co., Ltd.	1,500	22,911
Dowa Holdings Co., Ltd.	1,300	45,387
Ebara Corp.	2,200	93,411
Eisai Co., Ltd.	4,800	296,976
Electric Power Development Co., Ltd.	2,600	41,960
ENEOS Holdings, Inc.	64,100	229,491
en-japan, Inc.	91,900	1,749,667
Exeo Group, Inc.	1,599	29,076
Ezaki Glico Co., Ltd.	800	22,355
Fancl Corp.	1,700	34,522
FANUC Corp.	5,600	989,462
Fast Retailing Co., Ltd.	1,100	668,095
Food & Life Cos., Ltd.	1,400	31,159
FP Corp.	600	16,305
Frontier Real Estate Investment Corp.	5	19,281
Fuji Electric Co., Ltd.	2,000	80,956
Fujitsu Ltd.	14,600	2,078,738
Fukuoka Financial Group, Inc.	700	16,150
GMO Financial Gate, Inc.	27,200	1,741,456
GMO Payment Gateway, Inc.	200	18,506
Goldwin, Inc.	1,000	76,182
GS Yuasa Corp.	800	13,999
GungHo Online Entertainment, Inc.	1,000	16,665
H.U. Group Holdings, Inc.	800	16,980
Hakuhodo DY Holdings, Inc.	1,300	14,050
Hamamatsu Photonics K.K.	3,700	197,692
Hankyu Hanshin Holdings, Inc.	2,700	80,251
Haseko Corp.	4,300	49,747
Heiwa Corp.	700	12,701
Hikari Tsushin, Inc.	200	28,548
Hino Motors Ltd. *	4,700	20,104
Hirose Electric Co., Ltd.	700	91,129
Hisamitsu Pharmaceutical Co., Inc.	1,300	40,482
Hitachi Construction Machinery Co., Ltd.	1,400	33,017
Horiba Ltd.	800	36,842
Hoshizaki Corp.	3,300	118,623
House Foods Group, Inc.	1,000	21,335
Hoya Corp.	8,500	934,761
Hulic Co., Ltd.	4,100	33,701
Ibiden Co., Ltd.	1,600	62,446
Idemitsu Kosan Co., Ltd.	6,200	155,005
IHI Corp.	76,700	2,330,505
Iida Group Holdings Co., Ltd.	700	11,669
Industrial & Infrastructure Fund Investment Corp.	20	22,165
Infomart Corp.	330,200	1,068,216
Information Services International-Dentsu Ltd.	500	16,564
Inpex Corp.	21,500	236,256
Insource Co., Ltd.	116,500	1,310,685
Internet Initiative Japan, Inc.	161,500	3,030,671
Invincible Investment Corp.	12,873	5,489,965
Isetan Mitsukoshi Holdings Ltd.	1,500	16,321
Isuzu Motors Ltd.	7,400	93,576
ITOCHU Corp.	22,500	727,241
Itochu Techno-Solutions Corp.	1,600	39,612
Iwatani Corp.	734	31,636
Izumi Co., Ltd.	500	11,321
J. Front Retailing Co., Ltd.	2,500	23,284

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Japan Airlines Co., Ltd. *	1,300	27,570
Japan Airport Terminal Co., Ltd. *	47,700	2,486,335
Japan Aviation Electronics Industry Ltd.	700	12,026
Japan Logistics Fund, Inc.	7	15,962
Japan Post Bank Co., Ltd.	1,800	15,993
Japan Post Insurance Co., Ltd.	1,100	19,624
Japan Prime Realty Investment Corp.	9	24,415
Japan Tobacco, Inc.	18,100	369,093
JCR Pharmaceuticals Co., Ltd.	900	11,105
JEOL Ltd.	1,200	35,237
JFE Holdings, Inc.	9,500	125,264
JGC Holdings Corp.	2,900	37,880
JMDC, Inc.	36,800	1,216,181
JSR Corp.	600	13,500
JTEKT Corp.	3,100	22,981
Justsystems Corp.	700	17,433
Kadokawa Corp.	1,200	22,454
Kagome Co., Ltd.	400	9,770
Kajima Corp.	4,600	56,494
Kakaku.com, Inc.	3,300	55,018
Kaken Pharmaceutical Co., Ltd.	506	14,687
Kamigumi Co., Ltd.	2,500	51,141
Kandenko Co., Ltd.	2,600	17,475
Kaneka Corp.	1,100	28,880
Kansai Paint Co., Ltd.	2,100	29,575
Kawasaki Heavy Industries Ltd.	1,900	43,477
Kawasaki Kisen Kaisha Ltd.	3,300	68,907
KDDI Corp.	43,700	1,365,338
Keihan Holdings Co., Ltd.	1,000	26,905
Keikyu Corp.	3,100	32,124
Keio Corp.	1,100	40,375
Keisei Electric Railway Co., Ltd.	1,400	40,837
Kenedix Office Investment Corp.	6	14,253
Kewpie Corp.	1,800	31,339
Keyence Corp.	5,800	2,670,139
Kikkoman Corp.	4,000	211,568
Kinden Corp.	3,300	37,823
Kobayashi Pharmaceutical Co., Ltd.	1,200	86,151
Kobe Bussan Co., Ltd.	1,300	37,533
Kobe Steel Ltd.	5,400	29,093
Koei Tecmo Holdings Co., Ltd.	3,600	65,470
Koito Manufacturing Co., Ltd.	6,000	101,209
Kokuyo Co., Ltd.	2,300	32,796
Komatsu Ltd.	133,500	3,280,690
Konami Group Corp.	2,800	137,686
Kose Corp.	700	77,233
Kotobuki Spirits Co., Ltd.	33,400	2,193,837
K's Holdings Corp.	2,200	19,450
Kuraray Co., Ltd.	5,000	41,385
Kurita Water Industries Ltd.	1,700	76,871
Kyocera Corp.	4,800	249,079
Kyowa Kirin Co., Ltd.	4,600	102,584
Kyudenko Corp.	123,500	3,201,069
Kyushu Electric Power Co., Inc. *	5,000	28,783
Kyushu Railway Co.	2,200	49,317
LaSalle Logiport REIT	15	18,174
Lawson, Inc.	400	15,995
Lintec Corp.	1,400	24,244
Lion Corp.	4,700	52,028
Lixil Corp.	3,300	56,970
M3, Inc.	90,800	2,482,736
Mabuchi Motor Co., Ltd.	1,300	37,232
Mani, Inc.	1,200	17,552
Marubeni Corp.	22,900	280,950
Marui Group Co., Ltd.	2,000	34,081
Maruichi Steel Tube Ltd.	1,700	36,605
MatsukiyoCocokara & Co.	104,700	5,222,890
Mazda Motor Corp.	9,700	77,212
Medipal Holdings Corp.	3,100	41,388
SECURITY	NUMBER OF SHARES	VALUE ($)
Meidensha Corp.	177,800	2,641,303
MEIJI Holdings Co., Ltd.	1,800	92,831
Menicon Co., Ltd.	50,800	1,122,524
Milbon Co., Ltd.	31,500	1,385,301
MINEBEA MITSUMI, Inc.	5,500	95,880
MISUMI Group, Inc.	8,100	203,856
Mitsubishi Chemical Group Corp.	19,900	111,668
Mitsubishi Electric Corp.	46,800	515,771
Mitsubishi Gas Chemical Co., Inc.	4,000	58,450
Mitsubishi HC Capital, Inc.	5,600	28,583
Mitsubishi Logistics Corp.	1,100	25,687
Mitsubishi Materials Corp.	1,700	29,201
Mitsubishi Motors Corp. *	15,200	58,564
Mitsui & Co., Ltd.	28,600	843,778
Mitsui Chemicals, Inc.	2,500	58,846
Mitsui Fudosan Logistics Park, Inc.	5	17,450
Mitsui High-Tec, Inc.	200	10,547
Mitsui Mining & Smelting Co., Ltd.	1,200	31,969
Mitsui O.S.K. Lines Ltd.	5,400	134,021
Miura Co., Ltd.	2,700	67,563
MonotaRO Co., Ltd.	6,600	99,979
Mori Hills Reit Investment Corp.	14	15,909
Morinaga & Co., Ltd.	1,000	29,651
m-up Holdings, Inc.	201,700	1,930,200
Murata Manufacturing Co., Ltd.	9,100	519,978
Musashi Seimitsu Industry Co., Ltd.	119,000	1,639,979
Nabtesco Corp.	3,200	93,691
Nagoya Railroad Co., Ltd.	83,700	1,383,967
Nankai Electric Railway Co., Ltd.	1,200	26,076
NEC Networks & System Integration Corp.	1,600	21,367
Nexon Co., Ltd.	11,500	277,294
Nextage Co., Ltd.	73,700	1,657,745
NGK Insulators Ltd.	4,600	63,670
NGK Spark Plug Co., Ltd.	3,800	74,256
NHK Spring Co., Ltd.	3,300	23,326
Nichirei Corp.	900	18,833
Nifco, Inc.	97,800	2,538,567
Nihon Kohden Corp.	1,100	28,898
Nihon M&A Center Holdings, Inc.	192,800	1,971,072
Nikon Corp.	4,700	46,405
Nintendo Co., Ltd.	30,300	1,313,740
Nippon Accommodations Fund, Inc.	4	17,954
Nippon Electric Glass Co., Ltd.	2,000	37,141
Nippon Express Holdings, Inc.	1,100	63,836
Nippon Gas Co., Ltd.	154,100	2,459,641
Nippon Kayaku Co., Ltd.	4,600	42,716
Nippon Sanso Holdings Corp.	2,100	34,253
Nippon Shinyaku Co., Ltd.	900	46,320
Nippon Shokubai Co., Ltd.	800	33,868
Nippon Steel Corp.	17,700	368,421
Nippon Yusen K.K.	10,100	240,267
Nishi-Nippon Railroad Co., Ltd.	1,100	20,314
Nissan Chemical Corp.	4,014	189,499
Nisshin Seifun Group, Inc.	2,100	26,304
Nissin Foods Holdings Co., Ltd.	1,600	125,084
Nitori Holdings Co., Ltd.	2,100	277,947
Nitto Denko Corp.	4,300	277,941
Noevir Holdings Co., Ltd.	400	17,614
NOF Corp.	2,000	85,194
NOK Corp.	2,200	20,894
Nomura Real Estate Holdings, Inc.	1,000	22,040
NS Solutions Corp.	600	15,443
NSK Ltd.	4,600	25,872
Obayashi Corp.	9,600	74,465
OBIC Business Consultants Co., Ltd.	600	23,563
Obic Co., Ltd.	1,000	160,327
Odakyu Electric Railway Co., Ltd.	2,800	36,813
Oji Holdings Corp.	13,600	56,205
OKUMA Corp.	900	36,480

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ono Pharmaceutical Co., Ltd.	9,600	208,307
Open House Group Co., Ltd.	2,100	79,444
Oracle Corp. Japan	900	61,656
Oriental Land Co., Ltd.	3,200	533,184
Orix JREIT, Inc.	22	30,269
Osaka Gas Co., Ltd.	6,700	108,117
OSG Corp.	2,100	32,959
Otsuka Corp.	2,000	65,799
Otsuka Holdings Co., Ltd.	6,200	198,899
PALTAC Corp.	84,900	3,073,979
Pan Pacific International Holdings Corp.	7,700	142,397
Park24 Co., Ltd. *	1,600	27,137
PeptiDream, Inc. *	1,800	28,104
Persol Holdings Co., Ltd.	5,100	111,820
Pigeon Corp.	1,800	28,607
Pola Orbis Holdings, Inc.	2,100	30,298
Prestige International, Inc.	326,800	1,823,020
Rakuten Group, Inc.	2,800	14,276
Recruit Holdings Co., Ltd.	42,800	1,376,459
Relo Group, Inc.	2,100	35,587
Renesas Electronics Corp. *	1,500	15,429
Rengo Co., Ltd.	2,800	19,762
Resonac Holdings Corp.	3,500	59,817
Resorttrust, Inc.	900	16,445
Ricoh Co., Ltd.	2,600	20,183
Rinnai Corp.	1,000	78,930
Rohm Co., Ltd.	1,600	128,210
Rohto Pharmaceutical Co., Ltd.	121,000	2,232,622
Ryohin Keikaku Co., Ltd.	6,700	74,291
Sankyo Co., Ltd.	1,300	52,509
Sankyu, Inc.	1,300	51,079
Sanrio Co., Ltd.	1,044	39,820
Santen Pharmaceutical Co., Ltd.	5,400	42,097
Sanwa Holdings Corp.	3,316	35,105
SCREEN Holdings Co., Ltd.	1,000	74,517
SCSK Corp.	1,800	29,317
Secom Co., Ltd.	5,400	321,709
Sega Sammy Holdings, Inc.	4,400	69,672
Seibu Holdings, Inc.	2,700	30,288
Seiko Epson Corp.	2,000	31,016
Seino Holdings Co., Ltd.	3,500	34,954
Sekisui Chemical Co., Ltd.	9,300	130,277
Sekisui House REIT, Inc.	31	16,947
Seven Bank Ltd.	8,100	16,645
SG Holdings Co., Ltd.	10,400	160,486
SHIFT, Inc. *	100	18,664
Shikoku Electric Power Co., Inc. *	2,000	11,563
Shimadzu Corp.	7,700	236,629
Shimamura Co., Ltd.	700	65,663
Shimano, Inc.	2,400	428,005
Shimizu Corp.	5,200	29,150
Shin-Etsu Chemical Co., Ltd.	12,000	1,769,076
Shinko Electric Industries Co., Ltd.	1,700	47,831
Shionogi & Co., Ltd.	3,900	185,852
Shiseido Co., Ltd.	10,200	530,155
Shizuoka Financial Group, Inc.	2,500	21,179
SHO-BOND Holdings Co., Ltd.	1,000	42,666
Shochiku Co., Ltd. *	100	8,526
Skylark Holdings Co., Ltd. *	1,600	19,041
SMC Corp.	1,600	812,657
SMS Co., Ltd.	1,400	36,826
Sohgo Security Services Co., Ltd.	1,700	46,804
Sojitz Corp.	3,000	59,479
Sotetsu Holdings, Inc.	800	13,677
Square Enix Holdings Co., Ltd.	2,200	104,041
Stanley Electric Co., Ltd.	3,700	79,629
Subaru Corp.	8,400	138,026
Sugi Holdings Co., Ltd.	800	34,966
SUMCO Corp.	3,400	50,377
SECURITY	NUMBER OF SHARES	VALUE ($)
Sumitomo Bakelite Co., Ltd.	800	26,067
Sumitomo Chemical Co., Ltd.	22,900	87,905
Sumitomo Forestry Co., Ltd.	3,400	63,571
Sumitomo Heavy Industries Ltd.	2,200	48,922
Sumitomo Metal Mining Co., Ltd.	5,400	219,257
Sumitomo Rubber Industries Ltd.	2,600	23,082
Sundrug Co., Ltd.	1,200	33,952
Suntory Beverage & Food Ltd.	2,300	77,666
Suzuken Co., Ltd.	1,500	39,507
Suzuki Motor Corp.	7,400	277,442
Sysmex Corp.	3,500	232,348
Systena Corp.	1,259,100	4,041,950
T&D Holdings, Inc.	2,400	38,415
Taisei Corp.	3,100	107,018
Taisho Pharmaceutical Holdings Co., Ltd.	600	25,239
Taiyo Yuden Co., Ltd.	73,400	2,493,069
Takara Bio, Inc.	800	10,590
Takashimaya Co., Ltd.	1,600	22,354
TechnoPro Holdings, Inc.	44,100	1,373,061
Teijin Ltd.	1,700	17,456
The Bank of Kyoto Ltd.	300	13,958
The Chiba Bank Ltd.	3,100	23,456
The Chugoku Electric Power Co., Inc. *	2,800	15,393
The Japan Steel Works Ltd.	1,200	25,565
The Kansai Electric Power Co., Inc.	10,400	100,018
The Yokohama Rubber Co., Ltd.	2,100	34,501
THK Co., Ltd.	1,800	38,200
TIS, Inc.	5,200	149,944
Tobu Railway Co., Ltd.	2,000	46,926
Toda Corp.	3,300	18,000
Toho Co., Ltd.	3,100	114,494
Toho Gas Co., Ltd.	1,700	33,340
Tohoku Electric Power Co., Inc. *	5,300	28,506
Tokai Carbon Co., Ltd.	3,300	28,471
Tokyo Century Corp.	500	17,581
Tokyo Electric Power Co. Holdings, Inc. *	19,800	74,147
Tokyo Electron Ltd.	3,600	1,258,287
Tokyo Gas Co., Ltd.	7,100	148,672
Tokyo Ohka Kogyo Co., Ltd.	68,900	3,395,838
Tokyo Tatemono Co., Ltd.	1,100	13,637
Tokyu Fudosan Holdings Corp.	2,300	11,671
Toppan, Inc.	4,700	75,727
Toray Industries, Inc.	22,000	135,169
Toshiba Corp.	9,000	309,120
Toshiba TEC Corp.	400	11,382
Tosoh Corp.	8,400	109,901
TOTO Ltd.	3,900	151,565
Toyo Seikan Group Holdings Ltd.	3,400	44,135
Toyo Suisan Kaisha Ltd.	48,400	1,999,927
Toyo Tire Corp.	1,300	15,553
Toyoda Gosei Co., Ltd.	700	11,623
Toyota Boshoku Corp.	1,300	19,281
Trend Micro, Inc.	2,600	128,736
TS Tech Co., Ltd.	2,400	29,896
Tsuruha Holdings, Inc.	400	29,451
UBE Corp.	1,200	18,822
Ulvac, Inc.	1,300	60,817
Unicharm Corp.	7,000	267,019
United Urban Investment Corp.	20	22,758
Ushio, Inc.	3,100	41,554
USS Co., Ltd.	6,229	102,456
Visional, Inc. *	38,200	2,767,915
Welcia Holdings Co., Ltd.	400	8,940
West Holdings Corp.	50,000	1,499,278
Yakult Honsha Co., Ltd.	2,600	185,609
Yamada Holdings Co., Ltd.	5,500	19,970
Yamaha Corp.	4,500	174,978
Yamaha Motor Co., Ltd.	5,900	145,321
Yamato Holdings Co., Ltd.	9,400	164,471

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Yamato Kogyo Co., Ltd.	900	34,111
Yamazaki Baking Co., Ltd.	1,600	18,720
Yaskawa Electric Corp.	6,200	242,352
Yokogawa Electric Corp.	6,300	110,625
Zenkoku Hosho Co., Ltd.	2,600	101,264
Zensho Holdings Co., Ltd.	1,400	35,735
Zeon Corp.	4,200	41,313
ZOZO, Inc.	3,400	88,139
		138,683,686

Mexico 0.4%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	173,377	1,580,976
Grupo Televisa S.A.B., ADR	2,503	15,393
Regional SAB de C.V.	354,840	3,061,568
		4,657,937

Netherlands 5.5%
Aalberts N.V.	1,975	93,383
ABN AMRO Bank N.V., GDR	1,278	21,212
Adyen N.V. *	4,083	6,173,116
Aegon N.V.	6,060	33,426
Akzo Nobel N.V.	28,318	2,109,265
Alfen N.V. *	7,838	727,196
AMG Advanced Metallurgical Group N.V.	63,175	2,467,781
Arcadis N.V.	57,523	2,497,677
ASM International N.V.	1,286	434,933
ASML Holding N.V.	28,763	19,030,971
ASR Nederland N.V.	29,222	1,383,121
B&S Group Sarl	262,840	1,443,020
Basic-Fit N.V. *	58,087	1,908,697
BE Semiconductor Industries N.V.	2,361	168,874
CTP N.V.	2,182	31,514
Euronext N.V.	297	24,067
EXOR N.V. *	65,908	5,238,936
Fugro N.V. CVA *	181,205	2,412,894
InPost S.A. *	3,358	32,429
JDE Peet's N.V.	1,295	38,815
Koninklijke DSM N.V.	3,674	472,484
Koninklijke KPN N.V.	59,901	204,792
Koninklijke Philips N.V.	15,636	269,963
Koninklijke Vopak N.V.	766	23,080
Marel HF	555,085	2,148,321
OCI N.V. *	2,660	90,548
Prosus N.V. *	89,264	7,207,642
Randstad N.V.	3,019	193,513
Signify N.V.	1,842	66,690
Stellantis N.V.	45,428	714,173
Universal Music Group N.V.	14,557	372,111
Wolters Kluwer N.V.	4,428	482,754
		58,517,398

New Zealand 0.5%
Auckland International Airport Ltd. *	13,076	71,964
Contact Energy Ltd.	439,557	2,210,600
EBOS Group Ltd.	507	14,134
Fisher & Paykel Healthcare Corp., Ltd.	15,240	250,106
Fletcher Building Ltd.	11,743	38,669
Infratil Ltd.	6,145	35,377
Kiwi Property Group Ltd.	38,628	23,871
Mainfreight Ltd.	2,410	111,547
Mercury NZ Ltd.	8,109	31,503
Meridian Energy Ltd.	23,601	81,570
Ryman Healthcare Ltd.	5,616	25,082
SKYCITY Entertainment Group Ltd. *	8,695	14,147
Spark New Zealand Ltd.	41,949	141,441
SECURITY	NUMBER OF SHARES	VALUE ($)
The a2 Milk Co., Ltd. *(b)	19,112	91,662
The a2 Milk Co., Ltd. *(b)	530,862	2,566,845
		5,708,518

Norway 0.4%
Aker A.S.A., A Shares	917	66,305
Aker BP A.S.A.	9,046	275,557
Equinor A.S.A.	26,385	804,126
Gjensidige Forsikring A.S.A.	5,807	104,372
Kongsberg Gruppen A.S.A.	2,091	83,246
Leroy Seafood Group A.S.A.	5,359	31,559
Mowi A.S.A.	8,748	161,765
Nordic Semiconductor A.S.A. *	4,378	69,812
Norsk Hydro A.S.A.	24,461	198,326
Orkla A.S.A.	12,321	91,985
Salmar A.S.A.	723	33,619
Schibsted A.S.A., A Shares	865	18,891
Schibsted A.S.A., B Shares	945	19,755
Telenor A.S.A.	10,763	112,674
TGS A.S.A.	123,910	2,051,591
Tomra Systems A.S.A.	6,254	110,404
Var Energi A.S.A.	9,270	28,198
Yara International A.S.A.	3,232	143,602
		4,405,787

Poland 0.1%
Allegro.eu S.A. *	6,083	42,341
Dino Polska S.A. *	1,221	110,616
KGHM Polska Miedz S.A.	2,941	96,151
LPP S.A.	31	72,614
Polski Koncern Naftowy Orlen S.A.	13,906	208,863
Powszechna Kasa Oszczednosci Bank Polski S.A.	4,561	34,018
Powszechny Zaklad Ubezpieczen S.A.	2,194	18,649
		583,252

Portugal 0.0%
EDP - Energias de Portugal S.A.	43,855	217,883
Galp Energia, SGPS, S.A.	9,140	125,109
Jeronimo Martins, SGPS, S.A.	5,759	125,032
		468,024

Republic of Korea 2.2%
AfreecaTV Co., Ltd. *	9,438	613,583
Amorepacific Corp. *	766	91,052
AMOREPACIFIC Group *	757	25,343
BGF retail Co., Ltd. *	163	24,706
BNK Financial Group, Inc. *	3,277	18,905
Celltrion Pharm, Inc. *	576	30,070
Celltrion, Inc.	3,221	425,111
Cheil Worldwide, Inc.	2,093	37,403
CJ CheilJedang Corp.	104	29,178
CJ Corp. *	180	12,067
CJ ENM Co., Ltd. *	179	15,659
CJ Logistics Corp. *	144	10,579
Coway Co., Ltd. *	869	39,408
Daewoo Engineering & Construction Co., Ltd. *	4,178	16,339
DB Insurance Co., Ltd. *	651	34,693
DL E&C Co., Ltd. *	709	22,029
DL Holdings Co., Ltd. *	285	14,179
Dongsuh Cos., Inc.	978	16,635
Doosan Bobcat, Inc.	523	14,842
Ecopro BM Co., Ltd.	267	21,800
F&F Co., Ltd. *	498	61,779

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fila Holdings Corp.	1,264	39,923
GS Engineering & Construction Corp. *	818	15,600
GS Holdings Corp.	444	15,954
Hankook Tire & Technology Co., Ltd. *	1,399	36,919
Hanmi Pharm Co., Ltd. *	137	28,622
Hanon Systems	2,286	17,054
Hanwha Aerospace Co., Ltd. *	708	46,436
Hanwha Corp. *	638	14,727
HD Hyundai Co., Ltd.	594	29,527
Hite Jinro Co., Ltd. *	607	13,009
HL Mando Co., Ltd. *	479	17,421
HMM Co., Ltd. *	8,358	148,635
Hotel Shilla Co., Ltd.	735	47,498
Hyundai Department Store Co., Ltd. *	347	17,409
Hyundai Doosan Infracore Co., Ltd.	2,184	13,845
Hyundai Engineering & Construction Co., Ltd. *	1,199	37,276
Hyundai Glovis Co., Ltd.	516	69,831
Hyundai Heavy Industries Co., Ltd.	177	16,067
Hyundai Marine & Fire Insurance Co., Ltd. *	613	15,433
Hyundai Mipo Dockyard Co., Ltd.	267	17,534
Hyundai Mobis Co., Ltd.	1,612	269,538
Hyundai Wia Corp. *	276	12,067
Industrial Bank of Korea	2,471	20,623
JYP Entertainment Corp. *	43,138	2,557,343
Kakao Games Corp. *	317	12,052
KakaoBank Corp. *	1,745	38,717
Kakaopay Corp. *	282	14,093
Kangwon Land, Inc. *	3,097	59,344
KCC Corp.	59	11,367
KEPCO Plant Service & Engineering Co., Ltd. *	654	18,453
Kia Corp.	7,042	383,662
Korea Aerospace Industries Ltd. *	1,006	39,475
Korea Electric Power Corp.	2,784	44,948
Korea Investment Holdings Co., Ltd. *	780	39,803
Korea Shipbuilding & Offshore Engineering Co., Ltd.	504	32,734
Korea Zinc Co., Ltd. *	215	94,693
Korean Air Lines Co., Ltd. *	1,750	34,626
Krafton, Inc. *	418	61,392
KT&G Corp.	3,158	236,886
Kumho Petrochemical Co., Ltd. *	347	41,735
L&F Co., Ltd.	4,176	704,987
LG Corp. *	2,581	173,815
LG Display Co., Ltd.	3,900	43,427
LG Electronics, Inc.	1,912	156,668
LG Energy Solution Ltd. *	827	351,765
LG H&H Co., Ltd.	261	158,233
LG Innotek Co., Ltd.	405	90,230
LG Uplus Corp.	3,806	34,419
Lotte Chemical Corp. *	358	51,687
LOTTE Fine Chemical Co., Ltd. *	315	14,714
Mirae Asset Securities Co., Ltd. *	2,905	16,127
NAVER Corp.	35,435	5,886,661
NCSoft Corp. *	362	133,988
NH Investment & Securities Co., Ltd. *	2,332	17,473
NongShim Co., Ltd.	69	19,239
OCI Co., Ltd.	176	12,926
Orion Corp. *	568	57,494
Pan Ocean Co., Ltd. *	4,883	24,054
Posco International Corp.	960	18,382
S-1 Corp.	573	26,810
Samsung Biologics Co., Ltd. *	319	205,972
Samsung C&T Corp. *	1,778	171,722
Samsung Card Co., Ltd.	657	16,200
Samsung Electro-Mechanics Co., Ltd.	1,428	166,780
Samsung Electronics Co., Ltd.	128,763	6,413,715
Samsung Engineering Co., Ltd. *	3,705	78,191
SECURITY	NUMBER OF SHARES	VALUE ($)
Samsung Heavy Industries Co., Ltd. *	3,386	16,002
Samsung Life Insurance Co., Ltd.	685	39,437
Samsung SDI Co., Ltd.	810	453,926
Samsung SDS Co., Ltd.	968	98,713
Samsung Securities Co., Ltd.	943	25,670
SD Biosensor, Inc.	656	15,319
Seegene, Inc.	787	17,566
Shinsegae, Inc.	119	22,461
SK Biopharmaceuticals Co., Ltd. *	396	23,373
SK Bioscience Co., Ltd. *	570	34,980
SK Hynix, Inc.	13,812	999,213
SK Square Co., Ltd. *	412	12,205
SK Telecom Co., Ltd.	1,059	40,131
S-Oil Corp.	1,185	85,484
SSANGYONG C&E Co., Ltd.	2,250	10,540
Wemade Co., Ltd.	515	16,500
Yuhan Corp. *	1,217	51,802
		23,266,632

Singapore 0.9%
CapitaLand Ascendas REIT	69,800	153,604
CapitaLand Ascott Trust	26,000	22,041
CapitaLand Integrated Commercial Trust	87,000	142,344
Capitaland Investment Ltd.	32,500	98,462
ComfortDelGro Corp., Ltd.	54,600	50,022
ESR-LOGOS REIT	8,765,714	2,544,699
Frasers Logistics & Commercial Trust	80,500	77,481
Genting Singapore Ltd.	134,600	101,941
Hutchison Port Holdings Trust, Class U	74,900	15,411
Jardine Cycle & Carriage Ltd.	2,000	44,339
Jardine Matheson Holdings Ltd.	3,700	196,676
Keppel Corp., Ltd.	17,200	99,307
Keppel DC REIT	33,500	52,215
Keppel REIT	20,300	14,961
Mapletree Industrial Trust	38,400	69,786
Mapletree Logistics Trust	69,100	89,332
Mapletree Pan Asia Commercial Trust	32,600	45,360
Nanofilm Technologies International Ltd.	826,200	913,053
NetLink NBN Trust	43,900	29,278
Olam Group Ltd.	9,400	11,429
SATS Ltd. *	1,052,000	2,427,705
Sembcorp Industries Ltd.	14,800	40,814
Sheng Siong Group Ltd.	1,383,200	1,728,626
Singapore Airlines Ltd.	21,900	99,029
Singapore Exchange Ltd.	52,100	366,967
Singapore Post Ltd.	32,700	13,969
Singapore Technologies Engineering Ltd.	33,400	93,905
Singapore Telecommunications Ltd.	117,700	225,415
Suntec Real Estate Investment Trust	30,600	32,716
UOL Group Ltd.	3,100	16,540
Venture Corp., Ltd.	5,900	83,316
Wilmar International Ltd.	24,500	76,171
		9,976,914

South Africa 0.2%
The Bidvest Group Ltd.	204,928	2,644,984

Spain 0.8%
Acciona S.A.	193	37,654
Amadeus IT Group S.A. *	63,200	3,981,850
Bankinter S.A.	4,007	28,911
Corp. ACCIONA Energias Renovables S.A.	605	24,741
EDP Renovaveis S.A.	2,903	63,143
Enagas S.A.	3,058	54,834
Endesa S.A.	6,976	139,079
Fluidra S.A.	2,026	35,767

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Gestamp Automocion S.A.	372,820	1,646,124
Grifols S.A. *	1,236	16,362
Industria de Diseno Textil S.A.	31,803	992,915
Inmobiliaria Colonial Socimi S.A.	2,812	20,510
Merlin Properties Socimi S.A.	2,791	27,276
Naturgy Energy Group S.A.	3,643	103,324
Red Electrica Corp. S.A.	9,251	163,732
Repsol S.A.	26,066	428,182
Telefonica S.A.	78,688	298,937
		8,063,341

Sweden 4.4%
AAK AB	60,175	1,038,607
AddTech AB, B Shares	112,697	1,799,696
AFRY AB	163,234	2,946,785
Alfa Laval AB	3,868	121,554
Alleima AB *	2,979	14,897
Assa Abloy AB, B Shares	12,613	297,115
Atlas Copco AB, A Shares	53,905	639,640
Atlas Copco AB, B Shares	116,802	1,231,981
Avanza Bank Holding AB	63,497	1,465,105
Axfood AB	979	25,215
Beijer Ref AB	991	15,288
Boliden AB	6,255	280,706
Bravida Holding AB	265,056	2,930,030
Castellum AB	5,007	68,701
Electrolux AB, B Shares	2,199	31,146
Epiroc AB, A Shares	14,249	277,239
Epiroc AB, B Shares	8,593	143,267
EQT AB	15,523	350,273
Evolution AB	3,699	415,735
Fastighets AB Balder, B Shares *	12,574	64,784
Fortnox AB	300,612	1,516,931
Getinge AB, B Shares	3,561	80,221
H & M Hennes & Mauritz AB, B Shares	17,582	216,545
Hexatronic Group AB	172,122	2,118,556
Holmen AB, B Shares	1,529	63,064
Husqvarna AB, B Shares	4,236	36,039
Industrivarden AB, A Shares	12,263	324,851
Industrivarden AB, C Shares	9,359	246,560
Indutrade AB	3,770	83,721
Investment AB Latour, B Shares	7,012	147,946
Investor AB, A Shares	29,362	586,024
Investor AB, B Shares	98,849	1,920,831
Kinnevik AB, B Shares *	76,638	1,184,605
L E Lundbergfortagen AB, B Shares	2,100	97,245
Lifco AB, B Shares	3,060	56,213
Lindab International AB	124,558	1,766,653
Nibe Industrier AB, B Shares	16,753	181,004
Saab AB, B Shares	98,504	4,032,604
Sagax AB, Class B	4,309	107,186
Sandvik AB	54,500	1,126,386
Securitas AB, B Shares	2,806	25,685
SKF AB, B Shares	225,742	3,995,248
Spotify Technology S.A. *	21,586	2,433,174
Svenska Cellulosa AB, S.C.A., B Shares	6,801	94,441
Sweco AB, B Shares	3,017	32,728
Swedish Orphan Biovitrum AB *	2,313	51,581
Tele2 AB, B Shares	8,749	75,561
Telefonaktiebolaget LM Ericsson, B Shares	58,156	337,332
Telia Co. AB	27,719	71,588
Thule Group AB	51,363	1,230,853
Trelleborg AB, B Shares	105,143	2,629,046
Vitrolife AB	91,276	1,957,013
Volvo AB, A Shares	3,347	69,530
SECURITY	NUMBER OF SHARES	VALUE ($)
Volvo AB, B Shares	185,581	3,682,577
Volvo Car AB, Class B *	9,393	46,866
		46,784,172

Switzerland 5.0%
ABB Ltd.	41,063	1,429,635
Accelleron Industries AG *	2,054	48,514
Adecco Group AG	2,386	88,618
Bachem Holding AG, Class B	341	30,156
Baloise Holding AG	176	28,947
Banque Cantonale Vaudoise	125	11,882
Barry Callebaut AG	48	100,288
Belimo Holding AG	270	142,410
BKW AG	203	29,192
Burckhardt Compression Holding AG	3,321	2,056,180
Chocoladefabriken Lindt & Spruengli AG	2	225,119
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	21	230,637
Cie Financiere Richemont S.A., Class A	18,252	2,813,677
Clariant AG *	2,467	42,305
Credit Suisse Group AG	302,933	1,043,568
DKSH Holding AG	762	64,919
Emmi AG	40	37,266
EMS-Chemie Holding AG	216	161,024
Flughafen Zuerich AG *	199	36,257
Geberit AG	1,067	607,104
Georg Fischer AG	1,605	110,661
Glencore plc	852,265	5,707,518
Helvetia Holding AG	127	15,887
Holcim AG *	87,915	5,255,972
Kuehne & Nagel International AG	1,542	367,700
Logitech International S.A.	3,988	233,365
Nestle S.A.	48,472	5,914,022
Novartis AG	74,592	6,743,791
Partners Group Holding AG	1,550	1,454,360
PSP Swiss Property AG	836	104,219
Roche Holding AG	25,956	8,102,694
Roche Holding AG, Bearer Shares	773	282,950
Schindler Holding AG	535	108,225
Schindler Holding AG, Participation Certificates	9,186	1,957,879
SGS S.A.	122	297,513
Sika AG	2,466	700,706
Sonova Holding AG	1,216	304,087
Straumann Holding AG	3,051	399,489
Swisscom AG	515	304,291
Tecan Group AG	7,765	3,258,767
Temenos AG	1,213	86,585
The Swatch Group AG	1,270	83,449
The Swatch Group AG, Bearer Shares	6,599	2,389,290
VAT Group AG	785	244,373
		53,655,491

Taiwan 1.0%
Airtac International Group	65,297	2,233,103
ASPEED Technology, Inc.	23,600	1,671,315
E Ink Holdings, Inc.	135,000	783,374
Pegavision Corp.	188,000	2,858,056
Sinbon Electronics Co., Ltd.	304,000	2,920,746
		10,466,594

Thailand 0.6%
Bangkok Bank PCL	686,700	3,297,242
Central Retail Corp. PCL	2,281,200	2,937,019
		6,234,261

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
United Kingdom 12.1%
3i Group plc	63,691	1,242,594
Abcam plc, ADR *	93,962	1,303,253
abrdn plc	123,262	324,652
Admiral Group plc	19,063	518,234
Airtel Africa plc	20,354	29,384
Allfunds Group plc	2,039	16,220
Anglo American plc	34,814	1,501,541
Antofagasta plc	8,971	192,756
Ashtead Group plc	43,100	2,838,944
Associated British Foods plc	5,315	122,007
Assura plc	2,027,848	1,393,768
Auto Trader Group plc	26,515	205,716
B&M European Value Retail S.A.	227,968	1,260,734
Barratt Developments plc	29,490	167,613
Bellway plc	3,555	92,983
Berkeley Group Holdings plc	498	25,501
Bodycote plc	225,964	1,813,553
Burberry Group plc	9,648	293,887
Centrica plc	95,132	118,516
CNH Industrial N.V.	331,592	5,866,311
Coats Group plc	3,820,151	3,435,065
Coca-Cola HBC AG *	3,258	79,174
Compass Group plc	57,400	1,371,171
ConvaTec Group plc	1,034,636	3,000,928
Croda International plc	2,717	231,588
DCC plc	1,879	107,024
Dechra Pharmaceuticals plc	1,413	50,114
Derwent London plc	1,052	33,559
Diageo plc	38,566	1,686,340
Diploma plc	165,983	5,614,773
Direct Line Insurance Group plc	24,893	54,581
Dr. Martens plc	11,179	21,425
DS Smith plc	19,494	85,343
Dunelm Group plc	201,746	2,897,617
Endava plc, ADR *	23,560	2,070,217
Endeavour Mining plc	2,405	56,747
Experian plc	15,748	575,896
Ferguson plc	4,394	619,092
Forterra plc	646,001	1,700,361
Fresnillo plc	4,965	50,434
Golar LNG Ltd. *	65,517	1,535,718
Greggs plc	69,186	2,310,255
GSK plc	58,812	1,033,034
Haleon plc *	121,572	487,185
Halma plc	7,400	197,018
Hargreaves Lansdown plc	25,299	278,522
Hikma Pharmaceuticals plc	3,182	67,312
Hill & Smith plc	170,832	2,653,688
Hiscox Ltd.	2,573	35,811
Howden Joinery Group plc	14,169	120,901
IMI plc	3,868	69,257
Imperial Brands plc	17,188	431,182
Inchcape plc	250,391	2,823,089
Informa plc	249,897	2,066,835
InterContinental Hotels Group plc	2,399	166,547
Intermediate Capital Group plc	52,363	901,032
International Distributions Services plc	11,323	32,050
Intertek Group plc	2,109	113,352
ITV plc	61,074	61,161
J Sainsbury plc	12,532	40,642
J.D. Sports Fashion plc	43,389	87,456
John Wood Group plc *	1,156,496	2,027,447
Johnson Matthey plc	4,217	117,792
Kainos Group plc	139,562	2,534,428
Kingfisher plc	38,241	131,928
Land Securities Group plc	14,892	130,466
Liberty Global plc, Class A *	170,000	3,687,300
SECURITY	NUMBER OF SHARES	VALUE ($)
Lloyds Banking Group plc	12,102,510	7,876,257
M&G plc	5,724	14,295
Mondi plc	11,052	208,417
Next plc	3,134	256,594
Ocado Group plc *	306,992	2,456,669
Pearson plc	9,374	106,903
Pennon Group plc	2,365	26,848
Pepco Group N.V. *	1,496	14,509
Persimmon plc	9,086	158,690
Phoenix Group Holdings plc	1,671	13,244
Prudential plc	301,200	5,004,453
Reckitt Benckiser Group plc	28,036	1,997,871
RELX plc	30,757	913,757
Renishaw plc	782	38,168
Rightmove plc	25,557	185,694
Rio Tinto plc	32,418	2,538,369
Rolls-Royce Holdings plc *	600,933	786,221
RS Group plc	126,962	1,476,041
Schroders plc	850,355	5,028,818
Segro plc	36,824	379,051
Shell plc	147,791	4,338,812
Smiths Group plc	61,306	1,308,700
Spectris plc	78,067	3,094,964
Spirax-Sarco Engineering plc	1,733	247,545
SSE plc	15,777	336,755
SSP Group plc *	860,249	2,754,140
St. James's Place plc	1,449	21,972
Tate & Lyle plc	146,093	1,360,427
Taylor Wimpey plc	101,052	146,618
The British Land Co., plc	26,087	142,771
The Sage Group plc	23,033	221,293
The Unite Group plc	5,975	73,607
The Weir Group plc	84,389	1,860,272
Tritax Big Box REIT plc	1,421,818	2,739,511
Vesuvius plc	537,681	2,711,178
Victrex plc	96,635	2,199,270
Vodafone Group plc	383,394	442,365
Watches of Switzerland Group plc *	238,878	2,804,225
WH Smith plc	101,714	2,008,603
Whitbread plc	2,330	87,753
Wise plc, Class A *	187,624	1,257,759
WPP plc	269,600	3,149,935
		130,000,368

United States 1.0%
Ginkgo Bioworks Holdings, Inc. *	180,171	351,334
Illumina, Inc. *	7,632	1,634,774
Moderna, Inc. *	29,086	5,120,881
NVIDIA Corp.	8,452	1,651,267
Tesla, Inc. *	8,552	1,481,378
		10,239,634
Total Common Stocks (Cost $900,511,635)		993,120,288

PREFERRED STOCKS 0.5% OF NET ASSETS

Germany 0.0%
Bayerische Motoren Werke AG	764	72,380
FUCHS PETROLUB SE	1,900	75,799
Henkel AG & Co. KGaA	3,342	238,286
Sartorius AG	522	234,071
		620,536

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Italy 0.0%
Telecom Italia S.p.A. - RSP *	83,425	23,296

Republic of Korea 0.5%
Hyundai Motor Co., Ltd.	241	16,867
Hyundai Motor Co., Ltd. 2nd	346	24,230
LG Chem Ltd.	61	15,190
LG Electronics, Inc.	171	6,374
LG H&H Co., Ltd.	20	5,175
Samsung Electronics Co., Ltd.	111,190	4,989,548
		5,057,384
Total Preferred Stocks (Cost $6,727,841)		5,701,216

AFFILIATED INVESTMENT COMPANIES 4.3% OF NET ASSETS

United States 4.3%
Schwab Emerging Markets Equity ETF	1,804,984	46,333,939
Total Affiliated Investment Companies (Cost $53,555,600)		46,333,939

SHORT-TERM INVESTMENTS 7.6% OF NET ASSETS

Money Market Funds 7.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18% (c)	80,969,790	80,969,790
Total Short-Term Investments (Cost $80,969,790)		80,969,790
Total Investments in Securities (Cost $1,041,764,866)		1,126,125,233

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/17/23	94	9,959,300	385,159

*	Non-income producing security.
(a)	Fair-valued using significant unobservable inputs (see Notes for additional information).
(b)	Security is traded on separate exchanges for the same issuer.
(c)	The rate shown is the annualized 7-day yield.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
ETF —	Exchange-traded fund
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended January 31, 2023:
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED INVESTMENT COMPANIES 4.3% OF NET ASSETS

United States 4.3%
Schwab Emerging Markets Equity ETF	$39,114,003	$—	$—	$—	$7,219,936	$46,333,939	1,804,984	$1,092,376

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the affiliated underlying fund.

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$363,711,899	$—	$363,711,899
Argentina	9,517,331	—	—	9,517,331
Australia	—	53,729,402	19,132	53,748,534
Brazil	4,660,019	—	—	4,660,019
Canada	72,214,147	—	—	72,214,147
China	5,798,443	26,771,909	—	32,570,352
India	4,318,858	12,583,587	—	16,902,445
Ireland	4,999,157	2,424,617	—	7,423,774
Israel	7,288,821	3,196,181	—	10,485,002
Italy	1,629,947	22,494,398	—	24,124,345
Japan	65,663	138,618,023	—	138,683,686
Mexico	4,657,937	—	—	4,657,937
Netherlands	3,591,341	54,926,057	—	58,517,398
South Africa	2,644,984	—	—	2,644,984
Sweden	2,433,174	44,350,998	—	46,784,172
Thailand	6,234,261	—	—	6,234,261
United Kingdom	24,301,081	105,699,287	—	130,000,368
United States	10,239,634	—	—	10,239,634
Preferred Stocks[1]	—	5,701,216	—	5,701,216
Affiliated Investment Companies[1]	46,333,939	—	—	46,333,939
Short-Term Investments[1]	80,969,790	—	—	80,969,790
Futures Contracts[2]	385,159	—	—	385,159
Total	$292,283,686	$834,207,574	$19,132	$1,126,510,392

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab International Opportunities Fund
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value (NAV) of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds, ETFs and futures contracts.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Schwab International Opportunities Fund
Notes to Portfolio Holdings (Unaudited) (continued)

• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87632JAN23